GENERAL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Research and Development Collaboration and Licensing Agreement
Upfront payment received	$ 10,000
Potential milestone compensation	500,000
Preclinical milestone compensation	$ 30,000